Components of Income Tax Expense and Effective Tax Rate (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes and non controlling interest	[1]	$ 316,963	$ 286,061	$ 73,299
Tax uncertainties		4,068	1,502	917
Stock base compensation		(27)	(622)	(94)
162(m) officers' compensation		459	412	102
Adjustment for prior years		134	(392)	47
Foreign derived intangible income		(455)	(329)	(112)
Valuation allowance			(382)	67
Foreign rate difference		3,415	1,583	(1,333)
Other		(55)	1	32
Foreign taxes rate		3,471	271	(1,291)
Income tax (expense) benefit		$ 7,539	$ 1,773	$ (374)
Tax uncertainties		1.28%	0.53%	1.25%
Stock base compensation		(0.01%)	(0.22%)	(0.13%)
162(m) officers' compensation		0.14%	0.14%	0.14%
Adjustment for prior years		0.04%	(0.14%)	0.06%
Foreign derived intangible income		(0.14%)	(0.12%)	(0.15%)
Valuation allowance			(0.13%)	0.09%
Foreign rate difference		1.08%	0.55%	(1.82%)
Other		(0.02%)	0.00%	0.04%
Foreign tax rate		1.10%	0.09%	(1.76%)
Income tax (expense) benefit, net		2.38%	0.62%	(0.51%)

[1]	Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.